Forward Purchase Agreements (Details Narrative) - USD ($)								12 Months Ended
	Jul. 01, 2024	Jun. 08, 2023	Nov. 17, 2022	Nov. 13, 2022	Nov. 09, 2022	Nov. 09, 2022	Jul. 25, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Forward contract, fair value per share								$ 2.50
Prepaid forward purchase liability		$ 21,624,711	$ 7,409,550					$ 0	$ 0
Change of fair value of prepaid forward purchase liability								0	1,303,658
Issuance of ordinary shares, shares	1,428,572	1,600,000	6,191,770				4,626,667
Loss on settlement of prepaid forward contracts									$ 2,635,816
EUDA [Member]
Issuance of ordinary shares, shares		800,000
Forward Contracts [Member]
Forward contract, fair value per share				$ 2.50	$ 2.50	$ 2.50
Maximum [Member]
Shares issued per shares		$ 3.00
Number of ordinary shares issued		1,600,000
Maximum [Member] | Institutional Investors [Member]
Beneficially ownership percentage				9.90%	9.90%	9.90%
Minimum [Member]
Number of ordinary shares issued		800,000
Debt instrument trading percentage		15.00%
Prepaid Forward Agreement 1 [Member] | Maximum [Member]
Number of shares purchased				1,400,000		1,400,000
Prepaid Forward Agreement 2 [Member] | Maximum [Member]
Number of shares purchased				1,125,000	1,125,000